FINANCIAL INSTRUMENTS, Financial Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Abstract]
Financial assets, carrying amount	€ 4,462.9	€ 4,571.6	€ 4,838.8
Financial assets, at fair value through profit or loss	3,230.2	3,596.7	3,685.4
Financial assets, at amortized cost	1,206.8	965.7	1,142.6
Financial assets, at fair value through OCI	25.9	9.2	10.8
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,951.5	2,103.0	2,272.9
Financial liabilities, at fair value through profit or loss	202.0	239.5	359.5
Financial liabilities, at amortized cost	1,739.0	1,807.6	1,878.5
Financial liabilities, at fair value through OCI	10.6	55.9	34.9
Long-term Debt, Less Current Portion [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	0.0	0.0	0.0
Financial liabilities, at fair value through profit or loss	0.0	0.0	0.0
Financial liabilities, at amortized cost	0.0	0.0	0.0
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Other Current Financial Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	115.7	115.0	151.1
Financial liabilities, at fair value through profit or loss	115.7	115.0	151.1
Financial liabilities, at amortized cost	0.0	0.0	0.0
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Short-term Debt and Current Portion of Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	402.4	583.4	630.0
Financial liabilities, at fair value through profit or loss	0.0	0.0	0.0
Financial liabilities, at amortized cost	402.4	583.4	630.0
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Accounts Payable, Trade [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,259.4	1,199.3	1,132.3
Financial liabilities, at fair value through profit or loss	0.0	0.0	0.0
Financial liabilities, at amortized cost	1,259.4	1,199.3	1,132.3
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Derivative Financial Instruments [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	11.5	55.9	37.6
Financial liabilities, at fair value through profit or loss	1.0	0.0	2.7
Financial liabilities, at amortized cost	0.0	0.0	0.0
Financial liabilities, at fair value through OCI	10.6	55.9	34.9
Other Non-current Financial Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	85.3	124.5	205.7
Financial liabilities, at fair value through profit or loss	85.3	124.5	205.7
Financial liabilities, at amortized cost	0.0	0.0	0.0
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Due to TechnipFMC - Trade Payable [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	73.5	20.3	74.8
Financial liabilities, at fair value through profit or loss	0.0	0.0	0.0
Financial liabilities, at amortized cost	73.5	20.3	74.8
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Due to TechnipFMC - Loans [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	3.7	4.6	23.6
Financial liabilities, at fair value through profit or loss	0.0	0.0	0.0
Financial liabilities, at amortized cost	3.7	4.6	23.6
Financial liabilities, at fair value through OCI	0.0	0.0	0.0
Due to TechnipFMC - Dividends [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount			17.8
Financial liabilities, at fair value through profit or loss			0.0
Financial liabilities, at amortized cost			17.8
Financial liabilities, at fair value through OCI			0.0
Trade Receivables, Net [Member]
Financial assets [Abstract]
Financial assets, carrying amount	1,059.1	928.5	1,094.9
Financial assets, at fair value through profit or loss	0.0	0.0	0.0
Financial assets, at amortized cost	1,059.1	928.5	1,094.9
Financial assets, at fair value through OCI	0.0	0.0	0.0
Other Financial Assets [Member]
Financial assets [Abstract]
Financial assets, carrying amount	60.2	47.0	39.7
Financial assets, at fair value through profit or loss	34.3	25.8	15.8
Financial assets, at amortized cost	25.9	21.2	23.9
Financial assets, at fair value through OCI	0.0	0.0	0.0
Derivative Financial Instruments [Member]
Financial assets [Abstract]
Financial assets, carrying amount	32.1	16.4	10.8
Financial assets, at fair value through profit or loss	6.2	7.2	0.0
Financial assets, at amortized cost	0.0	0.0	0.0
Financial assets, at fair value through OCI	25.9	9.2	10.8
Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets, carrying amount	3,189.7	3,563.7	3,669.6
Financial assets, at fair value through profit or loss	3,189.7	3,563.7	3,669.6
Financial assets, at amortized cost	0.0	0.0	0.0
Financial assets, at fair value through OCI	0.0	0.0	0.0
Due from TechnipFMC - Trade Receivable [Member]
Financial assets [Abstract]
Financial assets, carrying amount	65.2	14.9	23.0
Financial assets, at fair value through profit or loss	0.0	0.0	0.0
Financial assets, at amortized cost	65.2	14.9	23.0
Financial assets, at fair value through OCI	0.0	0.0	0.0
Due from TechnipFMC - Loans [Member]
Financial assets [Abstract]
Financial assets, carrying amount	56.6	1.1	0.8
Financial assets, at fair value through profit or loss	0.0	0.0	0.0
Financial assets, at amortized cost	56.6	1.1	0.8
Financial assets, at fair value through OCI	€ 0.0	€ 0.0	€ 0.0